Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable

Other accounts payable are comprised of the following as of the below dates:

	December 31,
	2024	2023
Government institutions	$50,510	$42,102
Accrued expenses and other current liabilities	47,536	31,022
	$98,046	$73,124